Supplemental Disclosure of Statement of Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosure of Statement of Cash Flow Information
Supplemental Disclosure of Statement of Cash Flow Information

In addition to disclosures discussed elsewhere, during 2011, 2010 and 2009, the Company paid $103,427, $114,031 and $132,376, respectively, for interest and $1,289, $1,019 and $2,483, respectively, for income taxes.

In October 2011, the Company acquired control of a joint venture, Pemlex LLC, and recorded land and building assets of $9,006, lease intangible assets of $6,294, other assets, net, of $107 and a $574 noncontrolling interest.

During 2011, the Company sold interests in three properties, which included the assumption of the aggregate related non-recourse debt of $28,648 and $3,003 in seller financing.

During 2010, the Company sold interests in three properties, which included the assumption of the aggregate related non-recourse mortgage debt of $74,504.

During 2009, the Company acquired, through a property owner subsidiary, the remainder interests in land with an estimated fair value of $2,500 in connection with a tenant's lease surrender obligation.

During 2009, the Company conveyed its interests in three properties to lenders in full satisfaction of the aggregate $38,022 non-recourse mortgage notes payable. The Company recognized aggregate net gains on debt satisfaction of $13,180 relating to these transactions.